SCHEDULE OF FUTURE LEASE COMMITMENTS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Right-of-use Assets
2024	$ 60,767
2025	20,256
Total Lease Payments	81,023
Less: imputed interest	(1,395)
Present value of lease liabilities	79,628
Lease liabilities - Current	79,628	$ 119,434
Lease liabilities – Non current		$ 20,613